FINANCIAL INSTRUMENTS AND RISKS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 16,309.2	R$ 17,374.2
Fair Value Assets	1,202.3	379.5
Fair Value Liability	(211.3)	(742.0)
Gain (loss) Finance Result	(990.9)	(1,639.6)
Gain (loss) Operational Result	952.6	34.6
Gain (loss) Equity	1,535.5	(285.2)
Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	5,027.0	4,025.7
Fair Value Assets	127.9	198.3
Fair Value Liability	(204.1)	(219.4)
Gain (loss) Finance Result	(619.7)	(388.3)
Gain (loss) Operational Result	167.4	(336.2)
Gain (loss) Equity	346.9	(105.4)
US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	11,282.2	13,200.0
Fair Value Assets	1,074.4	164.9
Fair Value Liability	(6.8)	(522.4)
Gain (loss) Finance Result	(373.9)	(1,250.7)
Gain (loss) Operational Result	784.1	363.9
Gain (loss) Equity	1,188.3	(182.1)
Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional		37.4
Fair Value Assets		0.1
Fair Value Liability		(0.2)
Gain (loss) Finance Result	(0.2)	(0.5)
Gain (loss) Operational Result	0.7	2.6
Gain (loss) Equity	0.5	0.5
Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional		111.1
Fair Value Assets		16.2
Fair Value Liability	(0.4)
Gain (loss) Finance Result	2.9	(0.1)
Gain (loss) Operational Result	0.4	4.3
Gain (loss) Equity	(0.2)	1.8
Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional	207.9	249.7
Fair Value Assets	10.1	0.1
Fair Value Liability	(0.1)	(14.6)
Gain (loss) Finance Result	(5.5)	11.0
Gain (loss) Operational Result	11.5	3.4
Gain (loss) Equity	20.6	5.0
US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional	207.9	249.7
Fair Value Assets	10.1	0.1
Fair Value Liability	(0.1)	(14.6)
Gain (loss) Finance Result	(5.5)	11.0
Gain (loss) Operational Result	11.5	3.4
Gain (loss) Equity	20.6	5.0
Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional	57.5	64.7
Fair Value Assets	3.5	0.1
Fair Value Liability		(4.2)
Gain (loss) Finance Result	(1.7)	(25.6)
Gain (loss) Operational Result	3.1	(0.1)
Gain (loss) Equity	5.8	1.1
US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional	57.5	64.7
Fair Value Assets	3.5	0.1
Fair Value Liability		(4.2)
Gain (loss) Finance Result	(1.7)	(25.6)
Gain (loss) Operational Result	3.1	(0.1)
Gain (loss) Equity	5.8	1.1
Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Notional		(59.3)
Fair Value Assets	2.7
Fair Value Liability		(2.3)
Gain (loss) Finance Result	(91.4)	13.7
Gain (loss) Operational Result
Gain (loss) Equity
U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional		(59.3)
Fair Value Assets	2.7
Fair Value Liability		(2.3)
Gain (loss) Finance Result	(91.4)	13.7
Gain (loss) Operational Result
Gain (loss) Equity
Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional	16,574.6	17,629.3
Fair Value Assets	1,218.6	379.7
Fair Value Liability	(211.4)	(763.1)
Gain (loss) Finance Result	(1,089.5)	(1,640.5)
Gain (loss) Operational Result	967.2	37.9
Gain (loss) Equity	R$ 1,561.9	R$ (279.1)